Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Retail Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Retail Class
Trading Symbol	AKREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$142	1.33%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2025, for the Retail class was 14.40% compared with its benchmark, the S&P 500 Total Return, at 16.33%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Extreme market highs and lows have been the story in 2025; AI and crypto euphoria, rate cut hopes, growth concerns, inflation, and tariff worries have stolen the headlines. The Fund performed well through the Q1  drawdown and outperformed its benchmark, but subsequently pared its outperformance through the end of July as animal spirits and the favor of the “Magnificent 7” stocks returned in Q2, pushing markets to new all-time highs.
The top five contributors to performance over the 12-month period ended July 31, 2025, were Brookfield,  Topicus, Mastercard, Visa, and KKR.
The top five detractors to performance over the 12-month period ended July 31, 2025, were Danaher, American Tower,  LVMH, CCC Intelligent Solutions, and Copart.
No matter the hot stocks of the day/week/month or year, we won’t be distracted from our goal. While markets ebb and flow, we will maintain our focus on business quality and starting valuations as we strive to compound shareholder capital at above-average rates over the long term.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class	14.40	11.21	14.12
S&P 500 Total Return	16.33	15.88	13.66
S&P 500 Equal Weight Total Return	8.99	13.53	10.71

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information. Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,475,015,793
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 112,202,699
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS* (as of July 31, 2025)

Net Assets	$12,475,015,793
Number of Holdings	17
Net Advisory Fee	$112,202,699
Portfolio Turnover	6%
[1]
Holdings [Text Block]

Top Holdings	(% of Net Assets)
Constellation Software, Inc.	12.0%
Mastercard, Inc. - Class A	11.7%
Brookfield Corp. - Class A	9.3%
KKR & Co., Inc.	9.1%
Visa, Inc. - Class A	8.7%
Moody’s Corp.	8.0%
Topicus.com, Inc.	6.5%
CoStar Group, Inc.	6.4%
Roper Technologies, Inc.	6.0%
O’Reilly Automotive, Inc.	5.2%

Top Sectors*	(% of Net Assets)
Financials	48.8%
Information Technology	24.5%
Consumer Discretionary	10.5%
Real Estate	6.7%
Health Care	2.5%
Industrials	0.9%
Cash & Other	6.1%
[2]
Updated Prospectus Web Address	https://www.akrefund.com/documents-and-forms/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Institutional Class
Trading Symbol	AKRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2025, for the Institutional class was 14.73% compared with its benchmark, the S&P 500 Total Return, at 16.33%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Extreme market highs and lows have been the story in 2025; AI and crypto euphoria, rate cut hopes, growth concerns, inflation, and tariff worries have stolen the headlines. The Fund performed well through the Q1  drawdown and outperformed its benchmark, but subsequently pared its outperformance through the end of July as animal spirits and the favor of the “Magnificent 7” stocks returned in Q2, pushing markets to new all-time highs.
The top five contributors to performance over the 12-month period ended  July 31, 2025, were Brookfield, Topicus, Mastercard, Visa, and KKR.
The top five detractors to performance over the 12-month period ended July 31, 2025, were Danaher, American Tower,  LVMH, CCC Intelligent Solutions, and Copart.
No matter the hot stocks of the day/week/month or year, we won’t be distracted from our goal. While markets ebb and flow, we will maintain our focus on business quality and starting valuations as we strive to compound shareholder capital at above-average rates over the long term.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	14.73	11.51	14.42
S&P 500 Total Return	16.33	15.88	13.66
S&P 500 Equal Weight Total Return	8.99	13.53	10.71

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information. Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,475,015,793
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 112,202,699
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS* (as of July 31, 2025)

Net Assets	$12,475,015,793
Number of Holdings	17
Net Advisory Fee	$112,202,699
Portfolio Turnover	6%
[3]
Holdings [Text Block]

Top Holdings	(% of Net Assets)
Constellation Software, Inc.	12.0%
Mastercard, Inc. - Class A	11.7%
Brookfield Corp. - Class A	9.3%
KKR & Co., Inc.	9.1%
Visa, Inc. - Class A	8.7%
Moody’s Corp.	8.0%
Topicus.com, Inc.	6.5%
CoStar Group, Inc.	6.4%
Roper Technologies, Inc.	6.0%
O’Reilly Automotive, Inc.	5.2%

Top Sectors*	(% of Net Assets)
Financials	48.8%
Information Technology	24.5%
Consumer Discretionary	10.5%
Real Estate	6.7%
Health Care	2.5%
Industrials	0.9%
Cash & Other	6.1%
[4]
Updated Prospectus Web Address	https://www.akrefund.com/documents-and-forms/
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Supra Institutional Class
Trading Symbol	AKRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2025, for the Supra Institutional class was 14.82% compared with its benchmark, the S&P 500 Total Return, at 16.33%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Extreme market highs and lows have been the story in 2025; AI and crypto euphoria, rate cut hopes, growth concerns, inflation, and tariff worries have stolen the headlines. The Fund performed well through the Q1  drawdown and outperformed its benchmark, but subsequently pared its outperformance through the end of July as animal spirits and the favor of the “Magnificent 7” stocks returned in Q2, pushing markets to new all-time highs.
The top five contributors to performance over the 12-month period ended July 31, 2025, were Brookfield,  Topicus, Mastercard, Visa, and KKR.
The top five detractors to performance over the 12-month period ended July 31, 2025, were Danaher, American Tower,  LVMH, CCC Intelligent Solutions, and Copart.
No matter the hot stocks of the day/week/month or year, we won’t be distracted from our goal. While markets ebb and flow, we will maintain our focus on business quality and starting valuations as we strive to compound shareholder capital at above-average rates over the long term.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Supra Institutional Class	14.82	11.60	15.10
S&P 500 Total Return	16.33	15.88	14.50
S&P 500 Equal Weight Total Return	8.99	13.53	11.42

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information. Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,475,015,793
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 112,202,699
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS* (as of July 31, 2025)	[5]
Holdings [Text Block]

Net Assets	$12,475,015,793
Number of Holdings	17
Net Advisory Fee	$112,202,699
Portfolio Turnover	6%

Top Holdings	(% of Net Assets)
Constellation Software, Inc.	12.0%
Mastercard, Inc. - Class A	11.7%
Brookfield Corp. - Class A	9.3%
KKR & Co., Inc.	9.1%
Visa, Inc. - Class A	8.7%
Moody’s Corp.	8.0%
Topicus.com, Inc.	6.5%
CoStar Group, Inc.	6.4%
Roper Technologies, Inc.	6.0%
O’Reilly Automotive, Inc.	5.2%

Top Sectors*	(% of Net Assets)
Financials	48.8%
Information Technology	24.5%
Consumer Discretionary	10.5%
Real Estate	6.7%
Health Care	2.5%
Industrials	0.9%
Cash & Other	6.1%
[6]
Updated Prospectus Web Address	https://www.akrefund.com/documents-and-forms/

[1]
*	Portfolio Turnover ratio excludes in-kind redemptions.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Portfolio Turnover ratio excludes in-kind redemptions.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Portfolio Turnover ratio excludes in-kind redemptions.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.